                                                                                                                         September 1, 2011

Securities and Exchange Commission

Office of Filings and Information Services

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

            RE:      Dreyfus State Municipal Bond Funds

                        1933 Act File No. 33-10238

                        1940 Act File No. 811-4906

Gentlemen:

            Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 55 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 26, 2011.

            Please address any comments or questions to the undersigned at (212) 922-6867.

                                                                                       Sincerely,

                                                                                       /s/ Denise L. Negron

                                                                                       Denise L. Negron

DLN/